Pensions and Other Postretirement Benefits (Weighted-average Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pensions [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate		2.55%	3.10%	3.77%
Rate of compensation increase		2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost		3.20%	3.93%	3.68%
Rate to determine interest cost		2.86%	3.47%	3.15%
Rate of compensation increase		2.75%	2.75%	2.75%
Expected return on plan assets		7.00%	7.00%	7.00%
Expected return on plan asset assumption to be used in future year (in hundredths)		7.00%
Period in years over which realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized based on the companies election to use market related value		5 years
Other postretirement benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate		2.53%	3.14%	4.00%
Rate of compensation increase		2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost		3.35%	4.25%	3.83%
Rate to determine interest cost		2.84%	3.68%	3.23%
Rate of compensation increase		2.75%	2.75%	2.75%
Forecast [Member]
To determine net periodic benefit cost (income)
Decrease in long-term rate of return assumption	0.25%
Forecast [Member] | Pensions [Member]
To determine net periodic benefit cost (income)
Expected return on plan asset assumption to be used in future year (in hundredths)	6.75%